                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               ------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fontana Capital, L.L.C.
Address: 99 Summer St.
         Suite 220
         Boston, MA 02110

Form 13F File Number: 28-11622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nicolas Nesta
Title: COO
Phone: (617) 399-7177

Signature, Place, and Date of Signing:

/s/ Nicolas Nesta
-------------------------------------       BOSTON, MA         February 14, 2007
[Signature]                                 [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   2
Form 13F Information Table Value Total:   1.758
                                          (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                       Amount and Type of                                  Voting
                                                            Security                                 Authority Heading
                                                   -------------------------                      -----------------------
                        TITLE
                          OF              VALUE x  SHARES/                     INVSTMT    OTHER         VOTING  AUTHORITY
NAME OF ISSUER          CLASS    CUSIP    ($1000)  PRN AMT  SH/PRN  PUT/CALL  DISCRETN  MANAGERS  SOLE  SHARED     NONE
--------------          -----  ---------  -------  -------  ------  --------  --------  --------  ----  ------  ---------
E TRADE FINANCIAL CORP  CALL   269246904   1.276     319    SH      CALL      SOLE                319
E TRADE FINANCIAL CORP  CALL   269246904   0.482     482    SH      CALL      SOLE                482